Derivative Instruments and Hedging Activities Cash Flow Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010	Dec. 26, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion	$ (0.7)		$ (11.5)	$ (58.0)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	(14.9)		(60.5)	(113.3)
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0		0	0
Cross currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion	(0.2)	[1]	9.9	(3.2)
Cross currency swaps | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	3.0	[1]	(39.9)	(120.3)
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0	[1]	0	0
Cross currency swaps | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	0		(12.1)	(5.8)
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0		0	0
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion	0		(13.9)	5.8
Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	(1.6)		(0.2)	0
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0		0	0
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion	(0.4)		(6.3)	(61.7)
Foreign Exchange Forward [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	(6.7)		(5.0)	3.0
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0		0	0
Foreign Exchange Forward [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	(9.6)		(1.7)	13.8
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0		0	0
Foreign Exchange Forward [Member] | General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	0		0.1	(0.5)
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0		0	0
Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion	(0.1)		(1.2)	1.1
Commodity Contract [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	0		(1.7)	(3.5)
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0		0	0
Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion	0.3
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	0
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	0
Net Investment Hedging [Member] | Cross currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion	0.3
Net Investment Hedging [Member] | Cross currency swaps | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion	0
Amount of Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing	$ 0

[1]	Derivative Instruments and Hedging ActivitiesOverview and Risk Management PoliciesWe use derivatives as part of our normal business operations to manage our exposure to fluctuations in interest, foreign curre